ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Operating Partnership Valuation Allowance	$ 206,093	$ 193,518
Series Fifteen [Member]
Operating Partnership Valuation Allowance	36,759	36,759
Series Sixteen [Member]
Operating Partnership Valuation Allowance	31,893	8,318
Series Seventeen [Member]
Operating Partnership Valuation Allowance	60,785	60,785
Series Eighteen [Member]
Operating Partnership Valuation Allowance	51,536	62,536
Series Nineteen [Member]
Operating Partnership Valuation Allowance	$ 25,120	$ 25,120